Share-Based Compensation (Details) - Schedule of group’s activities of restricted shares held by the shareholding platforms	12 Months Ended
	Dec. 31, 2022 ¥ / shares shares
Schedule of Group SActivities of Restricted Shares Held by the Shareholding Platforms [Abstract]
Number of Options, Unvested restricted shares, Beginning balance | shares	22,774,000
Weighted Average Grant date Fair value, Unvested restricted shares, Beginning balance | ¥ / shares	¥ 4.57
Number of Options, Unvested restricted shares, Ending balance | shares	214,000
Weighted Average Grant date Fair value, Unvested restricted shares, Ending balance | ¥ / shares	¥ 5.19
Number of Options, Granted | shares
Weighted Average Grant date Fair value, Granted | ¥ / shares
Number of Options, Vested | shares	(4,170,000)
Weighted Average Grant date Fair value, Vested | ¥ / shares	¥ 3.61
Number of Options, Forfeited | shares	(8,044,000)
Weighted Average Grant date Fair value, Forfeited | ¥ / shares	¥ 4.5
Number of Options, Decrease of restricted shares held by employees of discontinued operations | shares	(10,346,000)	[1]
Weighted Average Grant date Fair value, Decrease of restricted shares held by employees of discontinued operations | ¥ / shares	¥ 5	[1]
Number of Options, Restricted shares expected to vest on December 31, 2022 | shares	214,000
Weighted Average Restricted shares expected to vest on December 31, 2022 | ¥ / shares	¥ 5.19
Number of Options, Restricted shares held by employees of discontinued operations which are expected to vest on December 31, 2022 | shares	9,966,000
Weighted Average Restricted shares held by employees of discontinued operations which are expected to vest on December 31, 2022 | ¥ / shares	¥ 5.08

[1]	On September 16, 2022, the Company disposed of its K-12 Business. However, the restricted shares held by employees of the K-12 Business were not subject to any modifications or cancellations as a result of the disposal. These restricted shares will not be vested until the employees fulfill the service conditions as agreed in the restricted share agreements with the employees of discontinued operations. Once the restricted shares become vest, the Company will transfer the restricted shares from the Shareholding Platform to these employees. The Company referred to share-option accounting in the event of spin-off by analogy and did not recognize any share-based compensation expenses related to the employees of the K-12 Business which occurred after September 16, 2022 on its consolidated financial statements.